Cost of Products Sold - Schedule of Operating Expenses (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Expenses [Abstract]
Cost of products sold, amount			$ (47,029)	$ (9,615,614)
Cost of products sold, change value		$ 47,029	$ 9,568,585
Cost of products sold, percentage	0.00%	(100.00%)	(100.00%)
Freight, amount			$ (1,587)	(876,671)
Freight, change value		$ 1,587	$ 875,084
Freight, percentage	0.00%	(100.00%)	(100.00%)
Packaging amount				(173,078)
Packaging, change value			$ 173,078
Packaging, percentage			(100.00%)
With Stock Loss amount				(28,505)
With Stock Loss, change value			$ 28,505
With Stock Loss, percentage			(100.00%)
Benefit amount				(9,798)
Benefit, change value			$ 9,798
Benefit, percentage			(100.00%)
Free Sample amount				(41)
Free Sample, change value			$ 41
Free Sample, percentage			(100.00%)
Total, amount			$ (48,616)	$ (10,703,707)
Total, change value			$ 10,655,091
Total, cost of products sold percentage	0.00%	(100.00%)	(100.00%)